Investment Securities Narrative Data (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Investment Securities
Investment securities pledged as collateral	$ 6,700,000	$ 11,200,000
Aggregate unrealized losses on available-for-sale and held-to-maturity securities	(67,000)	(48,000)
Other than temporary declines in available-for-sale securities	0
Proceeds from the sale of available-for-sale securities	13,600,000	2,300,000
Gross realized gains from sale of available-for-sale securities	674,000	183,000
Gross realized losses from sale of available-for-sale securities	1,000	0
US Government-sponsored enterprises [Member]
Investment Securities
Number of Available-for-sale and Held-to-maturity Securities in Unrealized Loss Positions	5
Aggregate unrealized losses on available-for-sale and held-to-maturity securities	$ (25,000)	$ (21,000)
US States and Political Subdivisions Debt Securities, Tax-Exempt [Member]
Investment Securities
Number of Available-for-sale Securities in Unrealized Loss Positions	1
Corporate [Member]
Investment Securities
Number of Available-for-sale Securities in Unrealized Loss Positions	5
Marketable equity securities [Member]
Investment Securities
Number of Available-for-sale Securities in Unrealized Loss Positions	4
Number of Available-for-sale Securities in Unrealized Loss Positions for longer than 12 months	2